Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
14.	INCOME TAXES
Cayman Islands
Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
United States
As a result of the United States tax law amendments, the federal statutory income tax rate for the subsidiary in the US was 21% for the year ended December 31, 2025. Burning Rock Dx LLC operated its business in the states of California, Maryland, Colorado and Massachusetts, and was also subject to state income tax at rates of approximately 8.84%, 8.25%, 4.25% and 8.0%, respectively, for the year ended December 31, 2025.
Hong Kong
BR Hong Kong Limited is incorporated in Hong Kong and is subject to Hong Kong profits tax of 16.5% on its activities conducted in Hong Kong.
PRC
The Company’s subsidiaries, VIE and subsidiaries of the VIE domiciled in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008 except for the following entity which is eligible for a preferential tax rate.
Guangzhou Burning Rock Dx Co., Ltd. was recognized as a qualified HNTE under the EIT Law by the relevant government authorities in December 2025 and is subject to a preferential rate of 15% for three years from 202
5
to 202
7
.
Burning Rock Biotechnology (Shanghai) Co., Ltd. was recognized as a qualified HNTE under the EIT Law by the relevant government authorities in December 2024 and is subject to a preferential rate of
 15% for three years from 2024 to 2026.
Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC
resident enterprises, and proceeds from any such
non-resident
enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC
resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.
The Group’s loss before income tax consists of:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
PRC	(604,997)	(305,469)	(23,940)	(3,424)
Non-PRC	(46,304)	(35,272)	(29,850)	(4,269)

Total loss before income tax	(651,301)	(340,741)	(53,790)	(7,693)

The current and deferred components of the income tax expenses are as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Current income tax expenses	2,388	5,885	1,556	223
Deferred income tax expenses	—	—	—	—

Total income tax expenses	2,388	5,885	1,556	223

Reconciliation between the income tax expenses computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows:

	For the years ended December 31,
	2023	2024
	RMB	RMB
Loss before income tax	(651,301)	(340,741)
PRC statutory income tax rate	25%	25%
Income tax at statutory tax rate	(162,825)	(85,185)
Effect of different tax rates	(439)	355
Effect of PRC preferential tax rates	10,258	530
Research and development super-deduction	(21,812)	(15,814)
Non-deductible expenses	69,646	38,398
Non-taxable income	(1,807)	(1,776)
Expiration of tax attributes	12,421	14,327
Deferred only adjustment	(3,083)	(1,367)
Transfer pricing adjustment	12,011	3,460
Interest and penalty	219	783
Tax rate change	(13,453)	(431)
Provision to return	2,722	(7,900)
Changes in valuation allowance	98,530	60,505

Income tax expenses	2,388	5,885

Reconciliation between the income tax expenses computed by applying the statutory tax rate to loss before income tax and the actual provision for income tax is as follows (continued):

	For the years ended December 31,
	2025
	RMB	US$	Percent
Income tax expense at PRC statutory rate	(13,448)	(1,923)	25%
Foreign Tax Effect s
Cayman Islands
Statutory tax rate difference between PRC and other jurisdictions	1,223	175	-2%
Hong Kong
Statutory tax rate difference between PRC and other jurisdictions	(144)	(21)	0%
Non-deductible expenses	1,008	144	-2%
Non-taxable income	(1,287)	(184)	2%
United States
Statutory tax rate difference between PRC and other jurisdictions	(842)	(120)	2%
Deferred only adjustment	1,350	193	-3%
Changes in valuation allowance	6,210	888	-12%
Others	(54)	(8)	0%
Effect of PRC preferential tax rates	3,485	498	-6%
Non-deductible expenses
Exchange gain and loss	7,891	1,128	-15%
Nondeductible ESOP expense	3,548	507	-7%
Excessive Entertainment	4,260	609	-8%
Disposal loss	810	116	-2%
Others	670	97	-1%
Changes in valuation allowance	14,831	2,121	-28%
Changes in Unrecognized Tax Benefits	1,335	191	-2%
Other adjustments
Research and development super-deduction	(57,595)	(8,235)	107%
Tax rate change	870	124	-2%
Provision to return	14,232	2,035	-26%
Expiration of tax attributes	12,504	1,788	-23%
Interest and penalty	699	100	-1%
Income tax expenses	1,556	223	-3%

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets:
Accruals and reserves	35,942	43,347	6,199
Net operating loss carried forward	228,450	262,425	37,526
Depreciation and amortization	1,460	4,711	674
Excessive education fee	521	485	69
Capitalized research and development expense	20,048	11,092	1,586
Research and development expense recognition	295,499	287,854	41,162
Deferred revenue recognition	1,993	1,932	276
Excessive donation expense carried forward	1,943	1,442	206
Impairment loss on fixed asset and intangible asset	8,884	2,646	377
Fair value change on financial assets	1,330	1,250	179
Operating lease liabilities	13,195	8,502	1,216

Gross deferred tax assets	609,265	625,686	89,470

Less: Valuation allowance	(595,868)	(616,909)	(88,216)

Total deferred tax assets	13,397	8,777	1,254

Deferred tax liabilities:
Operating right-of-use assets	(13,397)	(8,777)	(1,254)

Total deferred tax liabilities	(13,397)	(8,777)	(1,254)

Net deferred tax assets	—	—	—

The Company operates through its subsidiaries, VIE and subsidiaries of the VIE and valuation allowance is considered on an individual entity basis. The Company recorded full valuation allowance against deferred tax assets of those entities that were in a three-year cumulative financial loss and are not forecasting profits in the near future as of December 31, 2024 and 2025. In making such determination, the Company also evaluated a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.
As of December 31, 2024 and 2025, the Group had net operating losses of RMB885,130 and RMB1,031,125 (US$147,449), respectively, from its PRC subsidiaries and US subsidiary. The tax losses in the PRC can be carried forward for five years to offset future taxable income, and the period is extended to ten years for entities that qualify as a HNTE. The Company’s net operating losses from PRC subsidiaries are estimated to expire beginning 2025, and the net operating losses from United States subsidiary can be carried forward with no expiration date.

As of December 31, 2025, the Company intends to permanently reinvest the undistributed earnings from foreign subsidiaries to fund future operations. As of December 31, 2025, the total amount of undistributed earnings from its PRC subsidiaries as well as VIE is nil. The total undistributed earnings of the Company’s Hong Kong subsidiary is RMB42,444 (US$6,069). The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.
Unrecognized tax benefits
As of December 31, 2024 and 2025, the Company recorded an unrecognized tax benefits of RMB11,338 and RMB13,738 (US$1,964), respectively, of which RMB9,172 and RMB10,029 (US$1,434) are presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. It is possible that the amount of uncertain tax position will change in the next twelve months; however, an estimate of the range of the possible outcomes cannot be made at this moment. As of December 31, 2025, unrecognized tax benefits of RMB13,738 (US$1,964), if ultimately recognized, will impact the effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the years ended December 31,
	2024	2025
	RMB	RMB	US$
Balance at beginning of the year	19,353	11,338	1,621
Additions	—	2,400	343
Decreases	(8,015)	—	—

Balance at end of the year	11,338	13,738	1,964

The Company records interest and penalties as part of its income tax expense. For the year ended December 31, 2025, the Company recorded RMB699 (US$100) of interest expense in relation to the unrecognized tax benefit into income tax expense. The accumulated interest expense accrued in relation to the unrecognized tax benefit is RMB1,701 (US$243) as of December 31, 2025.
In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC subsidiaries, the VIE and the VIE’s subsidiaries. Accordingly, the PRC tax filings from 20
20
through 202
5
remain open to examination by the respective tax authorities. The Group may also be subject to examinations of tax filings in other jurisdictions, which are not material to the consolidated financial statements.